SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes	$ 2,585	$ 821	$ 719
Parent Company
Income taxes	2,540	800	705
Interest	$ 276	$ 265	$ 229